Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Statement of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Statement of Investments 15

Franklin High Income Trust
Statement of Investments (unaudited), August 31, 2021
Franklin High Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.2%
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 $ 1,177,485
a
Birch Permian Holdings, Inc. ............................. United States 611,911 9,102,177
10,279,662
Metals & Mining 0.1%
a
Alpha Metallurgical Resources, Inc. ........................ United States 30,901 1,208,538
Oil, Gas & Consumable Fuels 0.8%
a
Amplify Energy Corp. .................................. United States 8,816 32,266
a
California Resources Corp. .............................. United States 1,425 48,778
Chesapeake Energy Corp. .............................. United States 5,371 299,755
a,b,c
Goodrich Petroleum Corp. ............................... United States 1,564,885 25,429,383
a,d,e
Nine Point Energy LLC ................................. United States 46,695,277 —
a,d
Riviera Resources, Inc. ................................. United States 149,317 38,569
a,b
Titan Energy LLC ..................................... United States 289,137 10,178
25,858,929
Total Common Stocks (Cost $104,109,988) .....................................
37,347,129
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 48,971
Oil, Gas & Consumable Fuels 0.0%
†
a,d
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 2,249
a,d
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 1,468
a,d
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 790
a
California Resources Corp., 10/27/24 ...................... United States 3,278 24,913
a,d
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
a,d
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 10,135 238,983
268,403
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 35,100
Total Warrants (Cost $5,562,809) ..............................................
352,474
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 406,953 308,369
Total Convertible Bonds (Cost $87,229) ........................................
308,369
Corporate Bonds 94.7%
Airlines 1.6%
h
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 11,000,000 11,607,750
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 8,000,000 8,649,760
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 19,000,000 21,198,560

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines (continued)
h
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 $ 2,806,326
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,713,263
49,975,659
Auto Components 1.6%
h
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 16,500,000 16,502,392
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 10,092,355
h
Senior Note, 144A, 5%, 7/15/29 ........................ United States 15,000,000 15,885,000
h
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 7,258,440
49,738,187
Automobiles 0.8%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 24,770,000
Banks 0.5%
CIT Group, Inc. , Senior Bond , 5% , 8/15/22 .................. United States 50,000 52,048
g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,939,375
15,991,423
Beverages 0.5%
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 14,000,000 14,150,640
Biotechnology 0.4%
h
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,796,250
Building Products 1.3%
h
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 2,140,600
h
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,754,553
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 8,141,601
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 10,200,000 10,603,155
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 2,900,000 2,983,099
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 2,900,000 2,798,950
Senior Note, 144A, 5%, 2/15/27 ........................ United States 5,000,000 5,175,000
39,596,958
Chemicals 3.6%
h
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 7,100,000 6,967,550
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 13,070,000 16,362,529
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 6,449,657
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 13,787,482
h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 21,083,302
h
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 9,045,315
Methanex Corp. ,
Senior Bond, 5.25%, 12/15/29 .......................... Canada 6,400,000 6,989,856
Senior Note, 5.125%, 10/15/27 ......................... Canada 3,000,000 3,259,875
h
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 11,180,592

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
h
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 8,700,000 $ 8,568,065
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 6,600,000 6,656,430
110,350,653
Commercial Services & Supplies 2.0%
h
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 4,400,000 4,405,302
h
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL ,
Senior Secured Note, 144A, 4.625%, 6/01/28 .............. United States 2,600,000 2,609,750
Senior Secured Note, 144A, 4.625%, 6/01/28 .............. United States 6,000,000 6,033,750
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 15,357,375
h
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 5,300,000 5,243,489
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 17,464,920
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 10,725,375
61,839,961
Communications Equipment 0.9%
h
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,664,839
h
CommScope , Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 12,285,000
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 14,000,000 14,706,300
28,656,139
Construction & Engineering 1.0%
h
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 5,568,534
h
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 17,400,000 17,900,250
h
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,998,000
32,466,784
Consumer Finance 1.2%
h
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 7,100,000 7,392,555
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 8,600,000 9,407,411
Senior Note, 8.875%, 6/01/25 .......................... United States 2,900,000 3,184,055
Senior Note, 6.625%, 1/15/28 .......................... United States 14,200,000 16,413,283
36,397,304
Containers & Packaging 5.1%
h
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 9,500,000 9,694,750
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,100,000 11,502,375
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,941,500
h
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 34,544,020
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,892,962
h
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 9,000,000 9,573,750
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 9,178,555

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 22,800,000 $ 22,820,634
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 5,500,000 6,177,380
Senior Note, 144A, 4%, 12/01/27 ....................... United States 13,200,000 14,177,790
h
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 8,600,000 9,245,000
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 7,600,000 8,017,468
157,766,184
Diversified Financial Services 1.6%
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 17,755,584
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 32,400,000 30,985,092
48,740,676
Diversified Telecommunication Services 3.7%
h
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 8,040,263
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 24,640,000
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 7,725,000
h
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 5,082,000 5,228,107
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 4,800,000 4,950,528
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,146,550
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 11,921,875
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 10,984,890
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,493,619
h
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 15,800,000 16,157,475
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 18,787,675
115,075,982
Electric Utilities 0.7%
h
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 21,300,000 22,206,528
Electrical Equipment 0.7%
h
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 19,500,000 20,207,850
Electronic Equipment, Instruments & Components 0.3%
h
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 9,427,875
Energy Equipment & Services 1.5%
h
CSI Compressco LP / CSI Compressco Finance, Inc. ,
f
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,527,077 15,951,743
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,486,411
h
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,219,375
h
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 5,000,000 5,206,250
Senior Note, 144A, 11%, 12/01/24 ....................... United States 7,022,000 7,346,767
45,210,546
Entertainment 1.6%
h
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 22,529,625

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
h
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 3,700,000 $ 3,707,030
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,553,081
h
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,432,194
h
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,838,375
50,060,305
Equity Real Estate Investment Trusts (REITs) 3.0%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 15,736,522
h
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 10,100,000 10,659,944
h
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 7,000,000 7,429,695
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 7,700,000 7,943,936
Senior Bond, 5%, 10/15/27 ............................ United States 700,000 742,000
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 16,706,655
h
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 800,000 853,000
h
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 15,209,250
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ...... United States 3,200,000 3,329,696
h
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 8,000,000 8,330,000
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 7,528,125
94,468,823
Food Products 1.8%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 9,350,250
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 7,070,300
h
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 7,500,000 7,773,488
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 6,600,000 7,279,075
h,i
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 4,700,000 4,806,666
h
Post Holdings, Inc. ,
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,316,051
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 14,100,000 14,241,000
55,836,830
Health Care Equipment & Supplies 0.1%
h
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 3,360,000 3,565,800
Health Care Providers & Services 5.5%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 14,980,050
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,430,250
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,722,002
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,421,000
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 6,863,750
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 6,231,875
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 6,405,000

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 14,000,000 $ 14,649,740
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 19,900,000 21,385,435
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,312,080
Senior Secured Bond, 5.25%, 4/15/25 .................... United States 11,000,000 12,561,090
h
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 9,600,000 10,128,000
h
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 8,737,788
Tenet Healthcare Corp. ,
h
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 15,134,375
Senior Note, 6.75%, 6/15/23 ........................... United States 13,700,000 14,864,500
h
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,192,750
h
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 8,695,840
170,715,525
Hotels, Restaurants & Leisure 7.2%
h
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 17,300,000 17,226,129
h,j
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
h
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 5,800,000 5,995,750
h
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 16,507,920
h
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,364,000
h
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,770,850
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 24,567,960
h
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 8,600,000 8,987,000
h
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 18,400,000 18,465,320
h
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 3,800,000 3,951,240
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 8,000,000 8,550,000
h
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,439,974
h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,721,375
h
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 12,600,000 12,600,252
h
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 9,236,835
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 10,269,300
h
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 8,300,000 8,424,500
h
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 7,300,000 7,811,000
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 21,223,617
h
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 8,823,627
h
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 16,169,608
224,113,157
Household Durables 1.3%
h
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 7,900,000 8,765,445
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 13,018,915
h
M/I Homes, Inc. , Senior Note , 144A, 3.95% , 2/15/30 ........... United States 12,600,000 12,750,192

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 $ 7,271,250
41,805,802
Independent Power and Renewable Electricity Producers 3.4%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 7,200,000 7,558,308
h
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 13,141,875
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,581,250
Clearway Energy Operating LLC ,
Senior Note, 5%, 9/15/26 ............................. United States 13,700,000 14,083,463
h
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,599,500
h
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 7,122,430
h
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,583,744
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 33,450,000 14,427,654
104,098,224
Insurance 1.3%
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 26,200,000 27,280,750
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........ United States 12,100,000 14,404,886
41,685,636
Internet & Direct Marketing Retail 0.4%
h
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 10,400,000 10,872,680
IT Services 1.8%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 8,416,700
h
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 7,200,000 7,376,040
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,858,000
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 4,535,520
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 6,285,900
h
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 4,018,385
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,771,875
h
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Secured Note , 144A, 5.75% , 6/01/25 ..................... United States 6,000,000 6,336,300
54,598,720
Life Sciences Tools & Services 0.1%
h
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 3,600,000 3,715,668
Machinery 1.4%
h
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 18,340,092
h
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ................. United States 7,500,000 7,894,050
h
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 10,700,000 11,318,674
h
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 5,600,000 6,072,528
43,625,344

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 6.3%
h
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 $ 3,123,750
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 5,949,375
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 8,082,750
h
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 7,600,000 7,832,560
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 ............. United States 21,000,000 22,680,000
h
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 4,873,125
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 5,524,065
h
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 5,000,000 5,233,275
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 .............. United States 12,600,000 13,560,750
h
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 9,771,580
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 7,700,000 7,620,497
h
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 11,100,000 11,877,000
h
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,529,800
h
Nexstar Media, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 9,800,000 10,423,378
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 4,000,000 4,164,120
h
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,200,000 8,230,750
h
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 13,246,740
h
Sirius XM Radio, Inc. ,
Senior Note, 144A, 3.125%, 9/01/26 ..................... United States 7,700,000 7,855,540
Senior Note, 144A, 4%, 7/15/28 ........................ United States 12,600,000 12,887,910
h
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,762,305
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,456,250
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 8,023,635
194,709,155
Metals & Mining 2.0%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 15,935,760
h
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 19,000,000 20,501,380
h
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 8,210,125
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 2,223,331
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,642,384
h
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 12,777,786
61,290,766
Mortgage Real Estate Investment Trusts (REITs) 0.7%
h
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 20,187,054
Oil, Gas & Consumable Fuels 12.2%
h
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 5,300,000 5,836,678
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,381,851
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 3,100,000 3,358,726

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 19,700,000 $ 19,496,597
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 8,600,000 11,629,585
Senior Bond, 5.4%, 6/15/47 ............................ Canada 5,800,000 7,156,962
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 8,000,000 8,289,200
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,945,000
h
Senior Note, 144A, 4%, 3/01/31 ........................ United States 28,000,000 29,505,000
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 11,300,000 11,935,625
h
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 2,000,000 2,092,480
h
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 9,900,000 12,078,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 14,315,000
h
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 13,994,824
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 5,246,574
h
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 4,031,625
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 11,083,500
h
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 7,600,000 8,008,500
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 4,000,000 4,246,800
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,158,863
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,604,424
f,h
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 11,333,615 10,279,784
h
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,571,875
b,d,e,f
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 16,329,674 16,883,354
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 5,143,750
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 1,600,000 1,626,000
h
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,629,523
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 18,905,087 19,448,703
f,h,j
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
h
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 6,000,000 6,217,830
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 19,026,220
k
Senior Note, FRN, 1.575%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 5,300,000 5,279,979
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 24,038,787
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,993,812
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 7,142,511
h
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 7,000,000 7,257,495
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 5.5%, 2/15/26 ............................ United States 8,000,000 8,229,640
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 13,182,183
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,664,676
h
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 6,195,561
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 6,088,505

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 $ 8,613,321
379,004,002
Personal Products 0.4%
h
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 5,800,000 5,734,953
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,558,375
11,293,328
Pharmaceuticals 3.3%
h
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 24,487,625
h
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 4,986,000 5,104,417
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 6,631,791
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 10,081,750
h
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 6,989,413
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 2,801,775
h
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 4,659,039
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 8,500,000 8,927,040
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 19,000,000 19,626,050
h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,331,754
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 9,300,000 10,169,085
103,809,739
Real Estate Management & Development 1.5%
h
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 20,838,385
h
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 11,110,000
h
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 9,763,500
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,735,625
47,447,510
Road & Rail 0.6%
h
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 17,488,768
Semiconductors & Semiconductor Equipment 0.5%
h
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 9,900,000 10,675,170
h
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 5,400,000 5,680,800
16,355,970
Software 2.1%
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,548,215 1,506,311
h
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 26,000,000 27,520,740
h
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 15,254,080
h
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 20,500,000 19,344,005
63,625,136
Specialty Retail 2.1%
h
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 10,700,000 12,345,125

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
h
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 11,400,000 $ 12,383,250
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 9,126,750
h
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 14,100,000 14,546,970
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 4,315,500
h,k
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 2,720,625 2,551,307
h
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 8,700,000 8,727,187
63,996,089
Thrifts & Mortgage Finance 2.0%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 5,835,375
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 9,200,000 9,872,060
h
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 10,700,000 11,085,628
h
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 4,000,000 4,097,450
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 7,200,000 7,362,000
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 14,900,000 16,818,375
h
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 8,200,000 8,415,250
63,486,138
Trading Companies & Distributors 1.5%
h
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 13,179,375
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 10,959,405
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 14,037,485
h
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 2,100,000 2,261,574
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 4,600,000 5,121,824
45,559,663
Wireless Telecommunication Services 1.6%
f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 1,675,546 1,432,709
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 17,650,000 20,078,817
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 9,464,500
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 5,330,000
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 9,326,500
h
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 5,420,358
51,052,884
Total Corporate Bonds (Cost $2,875,003,818) ...................................
2,934,834,315
a
k
Senior Floating Rate Interests 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.628% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 2,992,386 2,926,927
Total Senior Floating Rate Interests (Cost $2,911,968) ...........................
2,926,927

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 19 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.2%
a,d
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 $ —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 376,750
a,h
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 5,343,975
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,720,725
Total Long Term Investments (Cost $2,993,126,772) .............................
2,981,489,939
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 82,410,030 82,410,030
Total Money Market Funds (Cost $82,410,030) ..................................
82,410,030
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 141,000 141,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 9/01/21
(Maturity Value $36,122)
Collateralized by U.S. Treasury Note, 1.125%, 2/28/25 (valued at
$36,844) .......................................... 36,122 36,122
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $177,122) .............................................................
177,122
Total Short Term Investments (Cost $82,587,152 ) ................................
82,587,152
a
Total Investments (Cost $3,075,713,924) 98.9% ..................................
$3,064,077,091
Other Assets, less Liabilities 1.1% .............................................
34,847,231
Net Assets 100.0% ...........................................................
$3,098,924,322
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at August 31, 2021.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $2,349,191,662, representing 75.8% of net assets.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Defaulted security or security for which income has been deemed uncollectible.

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

k
The coupon rate shown represents the rate at period end.
l
See Note 6 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2021, all repurchase agreements had been entered into on that date.

Franklin High Income Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Restricted Securities
At August 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended August 31, 2021, investments in “affiliated companies” were as follows:
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
16,329,674
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/23 5/31/19 - 7/15/21 $ 16,329,673 $ 16,883,354
46,695,277 Nine Point Energy LLC ........................ 7/15/14 - 3/24/17 26,331,865 —
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $42,661,538 $16,883,354
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $25,429,383 as of August 31, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp $ 17,323,277 $ — $ — $ — $ 8,106,106 $ 25,429,383 1,564,885 $ —
Titan Energy LLC ..... 10,178 — — — — 10,178 289,137 —
$17,333,455 $— $— $ — $ 8,106,106 $25,439,561 — $ —
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%,
5/31/23 .......... 15,460,842 533,133
a
— — 889,379 16,883,354 16,329,674 323,552
Total Affiliated Securities
(Value is 1.4% of Net
Assets) .......... $32,794,297 $533,133 $— $ — $ 8,995,485 $42,322,915 $323,552
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $63,820,569 $237,742,432 $(219,152,971) $— $— $82,410,030 82,410,030 $2,375
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $4,034,000 $(3,893,000) $ — $ — $141,000 141,000 $—
Total Affiliated Securities .... $63,820,569 $241,776,432 $(223,045,971) $— $— $82,551,030 $2,375
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ............................ $ — $ 10,279,662 $ — $ 10,279,662
Metals & Mining ....................... 1,208,538 — — 1,208,538

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 25,820,360 $ — $ 38,569
a
$ 25,858,929
Warrants :
Metals & Mining ....................... 48,971 — — 48,971
Oil, Gas & Consumable Fuels ............. 263,896 — 4,507
a
268,403
Paper & Forest Products ................. 35,100 — — 35,100
Convertible Bonds ....................... — 308,369 — 308,369
Corporate Bonds :
Airlines .............................. — 49,975,659 — 49,975,659
Auto Components ...................... — 49,738,187 — 49,738,187
Automobiles .......................... — 24,770,000 — 24,770,000
Banks ............................... — 15,991,423 — 15,991,423
Beverages ........................... — 14,150,640 — 14,150,640
Biotechnology ......................... — 13,796,250 — 13,796,250
Building Products ...................... — 39,596,958 — 39,596,958
Chemicals ........................... — 110,350,653 — 110,350,653
Commercial Services & Supplies ........... — 61,839,961 — 61,839,961
Communications Equipment .............. — 28,656,139 — 28,656,139
Construction & Engineering ............... — 32,466,784 — 32,466,784
Consumer Finance ..................... — 36,397,304 — 36,397,304
Containers & Packaging ................. — 157,766,184 — 157,766,184
Diversified Financial Services ............. — 48,740,676 — 48,740,676
Diversified Telecommunication Services ..... — 115,075,982 — 115,075,982
Electric Utilities ........................ — 22,206,528 — 22,206,528
Electrical Equipment .................... — 20,207,850 — 20,207,850
Electronic Equipment, Instruments &
Components ........................ — 9,427,875 — 9,427,875
Energy Equipment & Services ............. — 45,210,546 — 45,210,546
Entertainment ......................... — 50,060,305 — 50,060,305
Equity Real Estate Investment Trusts (REITs) . — 94,468,823 — 94,468,823
Food Products ........................ — 55,836,830 — 55,836,830
Health Care Equipment & Supplies ......... — 3,565,800 — 3,565,800
Health Care Providers & Services .......... — 170,715,525 — 170,715,525
Hotels, Restaurants & Leisure ............. — 224,113,157 — 224,113,157
Household Durables .................... — 41,805,802 — 41,805,802
Independent Power and Renewable Electricity
Producers .......................... — 104,098,224 — 104,098,224
Insurance ............................ — 41,685,636 — 41,685,636
Internet & Direct Marketing Retail .......... — 10,872,680 — 10,872,680
IT Services ........................... — 54,598,720 — 54,598,720
Life Sciences Tools & Services ............ — 3,715,668 — 3,715,668
Machinery ............................ — 43,625,344 — 43,625,344
Media ............................... — 194,709,155 — 194,709,155
Metals & Mining ....................... — 61,290,766 — 61,290,766
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 20,187,054 — 20,187,054
Oil, Gas & Consumable Fuels ............. — 362,120,648 16,883,354 379,004,002
Personal Products ..................... — 11,293,328 — 11,293,328
Pharmaceuticals ....................... — 103,809,739 — 103,809,739
Real Estate Management & Development .... — 47,447,510 — 47,447,510
Road & Rail .......................... — 17,488,768 — 17,488,768
Semiconductors & Semiconductor Equipment . — 16,355,970 — 16,355,970
Software ............................. — 63,625,136 — 63,625,136
Specialty Retail ........................ — 63,996,089 — 63,996,089
Thrifts & Mortgage Finance ............... — 63,486,138 — 63,486,138
7. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Trading Companies & Distributors .......... $ — $ 45,559,663 $ — $ 45,559,663
Wireless Telecommunication Services ....... — 51,052,884 — 51,052,884
Senior Floating Rate Interests ............... — 2,926,927 — 2,926,927
Escrows and Litigation Trusts ............... — 5,720,725 —
a
5,720,725
Short Term Investments ................... 82,551,030 36,122 — 82,587,152
Total Investments in Securities ........... $109,927,895 $2,937,222,766 $16,926,430 $3,064,077,091
a
Includes securities determined to have no value at August 31, 2021.
Cu r rency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.